Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
The Company's consolidated effective income tax rate from continuing operations for the years ended December 31, 2021 and 2020 was 0.0%. The Company's provision for income taxes from continuing operations for the years ended December 31, 2021 and 2020 is as follows:

Years Ended December 31,
	2021	2020
(in thousands)
Current:
Federal	$—	$—
State	—	—
Total current	$—	$—

Deferred:
Federal	—	—
State	—	—
Total deferred	$—	$—

Total provision for income taxes	$—	$—
The Company’s operations are domestically located and therefore, the Company is not subject to tax in foreign jurisdictions. The provision (benefit) for income taxes differed from the amount computed by applying the federal statutory income tax rate of 21% to loss before income taxes due to the following items for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
	(in thousands)
Tax benefit at federal statutory rate	$(51,673)	$(10,022)
Non-deductible compensation	4,431	449
State tax, net of federal benefit	(3,296)	(499)
Valuation allowance	25,631	9,666
Non-deductible interest	21,715	—
Non-taxable warrants	(5,016)	117
Uncertain tax position	8,449	—
Other	(241)	289
Income tax (benefit) expense	$—	$—
The income tax expense as of December 31, 2021 and 2020 was $0.0 million. The tax benefits associated with losses generated by the consolidated group have been reduced by a full valuation allowance as the Company does not believe it is more-likely-than-not that the losses will be utilized. Other major drivers include non-deductible interest and an uncertain tax position related to the valuation of guaranteed incentives shares issued for SVB guarantors.
Deferred tax assets and liabilities as of December 31, 2021 and 2020, consisted of the following:

	December 31,
	2021	2020
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$45,181	$24,764
Sec. 163(j) carryforward	6,414	4,661
Accruals and reserves	2,359	2,155
Deferred revenue	778	539
Capital loss carryforward	3,689	3,368
Other deferred tax assets	3,631	1,284
Total deferred tax assets	62,052	36,771
Valuation allowance	(61,460)	(35,874)
Total net deferred tax assets	592	897
Deferred tax liabilities
Basis difference in intangibles	(588)	(895)
Other deferred tax liabilities	(4)	(2)
Total deferred tax liabilities	(592)	(897)

Net deferred tax liabilities	$—	$—
The Company continues to provide for a full valuation allowance on its net deferred tax assets as the Company does not believe it is more-likely-than-not that the losses will be utilized after evaluation of all significant positive and negative evidence including, but not limited to, historical cumulative losses over the prior three-year period, as adjusted for permanent items, insufficient sources of taxable income in prior carryback periods and unavailability of prudent and feasible tax-planning strategies.
Below is a summary of the Company's estimated loss and tax credit carryforwards. The Company’s tax attributes are subject to limitations on utilization due to historic ownership changes and may be subject to future limitations upon subsequent change of control, as defined by the Internal Revenue Code Sections 382 and 383.

	Tax Effected	Expiration
	(in thousands)
Federal net operating loss (“NOL”) carryforward	$8,638	2033-2037
Federal NOL carryforward	$36,283	Indefinite
Federal capital loss carryforward	3,689	2025
State NOL carryforwards	261	2037-2040
At December 31, 2021 and 2020 the Company had $213.9 million and $117.2 million of net operating loss (“NOL”) carryforwards for U.S. federal tax purposes, respectively. U.S. federal tax NOL carryforwards generated prior to 2018 of $41.1 million will expire, if unused, between 2033-2037. Under the Tax Cuts and Jobs Act of 2017, as modified by the Coronavirus Aid, Relief, and Economic Security Act, federal NOL carryforwards generated in tax years beginning after December 31, 2017 may be carried forward indefinitely. As of December 31, 2021, the Company had $172.8 million of NOL carryforwards generated after 2017 for U.S. federal tax purposes, which may be used to offset 80% of its taxable income annually.
The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities. Tax years 2014-2020 remain open for examination.
Below is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	2021	2020
	(in thousands)
Unrecognized tax benefits - January 1	$—	$4,840
Gross decrease - tax positions in current period	—	(4,840)
Gross increase - tax positions in current period	8,443	—
Unrecognized tax benefits - December 31	$8,443	$—
The increase in unrecognized tax benefits in the year ended December 31, 2021 is due to the valuation of guaranteed incentives shares issued for SVB guarantors. The balance of unrecognized tax benefits as of December 31, 2021 and 2020, if recognized, would not affect our effective tax rate and would result in adjustments to other tax accounts, primarily deferred tax assets and the net operating loss carry forward.